(1) OPERATIONS (Details 4)	12 Months Ended
Dec. 31, 2018
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Limited liability company
Core activity	Holding company
Equity interest	Direct 100%
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Holding company
Equity interest	Indirect 51%
Sul Geradora Participacoes S.A. ("Sul Geradora") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Holding company
Equity interest	Indirect 99.95%
CPFL Telecom S.A ("CPFL Telecom") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Telecommunication services
Equity interest	Direct 100%
CPFL Transmissao Piracicaba S.A ("CPFL Piracicaba") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy transmission services
Equity interest	Indirect 100%
CPFL Transmissao Morro Agudo S.A ("CPFL Morro Agudo") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy transmission services
Equity interest	Indirect 100%
CPFL Transmissão Maracanaú S.A. (“CPFL Maracanaú”) [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Core activity	Energy transmission services
Equity interest	Indirect 100%